Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Accounts Receivable, Net	$ 3,000	$ 4,000
Accrued Warranty Expense	50,000	81,250
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	379,737	398,285
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	84,834,000	56,711,000
Depreciation, Depletion and Amortization, Total	825,780	844,888
Common stock Shares Future issuance	10,122,067
Common Stock Shares Issuable	$ 1,771,362	$ 0
Sales Revenue, Net [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Concentration Risk, Percentage	42.00%